Right-of-use Assets and Lease Liabilities (Details) - Schedule of Undiscounted Future Minimum Lease Payment - Dec. 31, 2023	HKD ($)	USD ($)
Schedule of Undiscounted Future Minimum Lease Payment [Abstract]
2024	$ 2,014,564	$ 257,917
2025	2,678,490	342,917
2026	2,834,708	362,917
2027	3,023,467	387,083
2028 or after	15,006,137	1,921,179
Total lease payments	25,557,366	3,272,013
Less: imputed interest	(1,672,512)	(214,125)
Total operating lease liabilities	$ 23,884,854	$ 3,057,888